Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, January 1, 2023	39,394,125	(557,974)	38,836,151

Acquisitions and improvements	40,430,000	—	40,430,000
Depreciation for the year	—	(4,104,720)	(4,104,720)

Balance, December 31, 2023	79,824,125	(4,662,694)	75,161,431

Acquisitions and improvements	15,166,025	—	15,166,025
Depreciation for the year	—	(6,177,651)	(6,177,651)

Balance, December 31, 2024	94,990,150	(10,840,345)	84,149,805